PREPAID EXPENSES AND OTHER ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2016
Prepaid Expenses And Accounts Receivable [Abstract]
Schedule of prepaid expenses and other accounts receivable
	December 31,
	2016	2015

Prepaid expenses	$34	$50
Other accounts receivable	8	36

	$42	$86